POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON August 11, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 72	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 76	☒

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104	Peter Skaliy (Counsel / Filing Contact) Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104 Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 14, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______, 2026 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A, and Amendment No. 76 under the Investment Company Act of 1940, are being filed pursuant to Rule 485(b)(1)(iii) solely for the purpose of designating August 14, 2026 as the new effective date of Post-Effective Amendment No. 9 and Amendment No. 13, filed on February 26, 2026 pursuant to Rule 485(a)(2) (Accession No. 0002078265-26-000026), which pursuant to Rule 485(a)(2) would become effective on May 12, 2026. On May 11, 2026, the Registrant filed Post-Effective Amendment No. 30 and Amendment No. 34 solely to designate May 19, 2026 as the new effective date of such amendment. On May 18, 2026, the Registrant filed Post-Effective Amendment No. 37 and Amendment No. 41 solely to designate June 16, 2026 as the new effective date of such amendment. On June 15, 2026, the Registrant filed Post-Effective Amendment No. 56 and Amendment No. 60 solely to designate July 15, 2026 as the new effective date of such amendment. On July 14, 2026, the Registrant filed Post-Effective Amendment No. 67 and Amendment No. 71 solely to designate August 12, 2026 as the new effective date of such amendment. Post-Effective Amendment No. 30 and Amendment No. 34, Post-Effective Amendment No. 37 and Amendment No. 41, Post-Effective Amendment No. 56 and Amendment No. 60, and Post-Effective Amendment No. 67 and Amendment No. 71, are incorporated herein by reference. This Post-Effective Amendment does not otherwise amend, delete, or supersede any information contained in the Registration Statement, except as specifically noted herein. The Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 9 and Amendment No. 13 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on August 11, 2026.

Corgi ETF Trust I
By: /s/ Emily Z. Yuan Emily Z. Yuan President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on August 11, 2026.

Signature	Title	Date
/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee	August 11, 2026
Emily Z. Yuan
/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer; Principal Accounting Officer (Treasurer)	August 11, 2026
Nicolas S. Laqua
*	Lead Independent Trustee	August 11, 2026
Conor M. Murray
*	Trustee	August 11, 2026
Bryant C. Lee
*	Trustee	August 11, 2026
Jennifer X. Benson
*By:	/s/ Emily Z. Yuan
Emily Z. Yuan

* Attorney-In-Fact -- Pursuant to Power of Attorney Previously Filed dated August 22, 2025 for Messrs. Murray, Lee and Ms. Benson, and filed with Registrant's registration statement on Form N-1A dated August 25, 2025 and herein incorporated by reference.